Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Cumulative Effect, Period of Adoption, Adjustment [Member]	Total shareholders' equity	Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Common shares	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Treasury shares, at cost		Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Total shareholders' equity	Bank Total shareholders' equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Common shares	Bank Additional paid-in capital	Bank Retained earnings	Bank Retained earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2019		SFr 43,714		SFr (132)	SFr 43,644	SFr (132)	SFr 102	SFr 34,661	SFr 30,634	SFr (132)	SFr (1,484)		SFr (20,269)	SFr 70		SFr 46,763		SFr (132)	SFr 46,120	SFr (132)	SFr 4,400	SFr 45,774	SFr 13,492	SFr (132)	SFr 0		SFr (17,546)	SFr 643
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(8)												(8)		(8)												(8)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		5												5		5												5
Net income/(loss)		2,471			2,476				2,476					(5)		2,338			2,334				2,334					4
Total other comprehensive income/(loss), net of tax		964			965								965	(1)		833			846								846	(13)
Sale of treasury shares		4,003			4,003			(33)			4,036
Repurchase of treasury shares		(4,499)			(4,499)						(4,499)
Share-based compensation, net of tax		421			421			(135)			556					(1)			(1)			(1)
Dividends on share-based compensation, net of tax																(18)			(18)			(18)
Dividends paid		(358)			(358)				(170)							(10)			(10)			(10)
Dividends paid out of reserves from capital contributions								(188)
Change in scope of consolidation, net		249												249		249												249
Other		21			15			15						6		21			15			15						6
Balance at Jun. 30, 2020		46,851			46,535		102	34,320	32,808		(1,391)		(19,304)	316		50,040			49,154		4,400	45,760	15,694		0		(16,700)	886
Balance at Mar. 31, 2020		48,773			48,675		102	34,891	31,816		(1,882)		(16,252)	98
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(4)												(4)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		3												3
Net income/(loss)		1,160			1,162				1,162					(2)
Total other comprehensive income/(loss), net of tax		(3,052)			(3,052)								(3,052)
Sale of treasury shares		1,512			1,512			3			1,509
Repurchase of treasury shares		(1,533)			(1,533)						(1,533)
Share-based compensation, net of tax		129			129			(386)			515
Dividends paid		(358)			(358)				(170)
Dividends paid out of reserves from capital contributions								(188)
Change in scope of consolidation, net		215												215
Other		6												6
Balance at Jun. 30, 2020		46,851			46,535		102	34,320	32,808		(1,391)		(19,304)	316		50,040			49,154		4,400	45,760	15,694		0		(16,700)	886
Balance at Dec. 31, 2020		42,941			42,677		98	33,323	32,834		(428)		(23,150)	264		47,059			46,264		4,400	46,232	15,871		0	[1]	(20,239)	795
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(7)												(7)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		5												5
Net income/(loss)		(231)			(252)				(252)					21
Total other comprehensive income/(loss), net of tax		2,494			2,483								2,483	11
Sale of treasury shares		6,766			6,766			(4)			6,770
Repurchase of treasury shares		(7,335)			(7,335)						(7,335)
Share-based compensation, net of tax		251			251			204			47
Balance at Mar. 31, 2021		44,884			44,590		98	33,523	32,582		(946)		(20,667)	294
Balance at Dec. 31, 2020		42,941			42,677		98	33,323	32,834		(428)		(23,150)	264		47,059			46,264		4,400	46,232	15,871		0	[1]	(20,239)	795
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(23)	[2],[3]											(23)	[2],[3]	(24)	[4],[5]											(24)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		10	[3]											10	[3]	10	[5]											10	[5]
Net income/(loss)		16			1				1					15		9			112				112					(103)
Total other comprehensive income/(loss), net of tax		1,463			1,453								1,453	10		1,352			1,317								1,317	35
Issuance of common shares		0					8	1,748			(1,756)	[6]
Other activities relating to the issuance of common shares		1			1						1
Sale of treasury shares		11,663			11,663			(14)			11,677
Repurchase of treasury shares		(12,279)			(12,279)						(12,279)
Share-based compensation, net of tax		349			349			(259)			608					(175)			(175)			(175)
Dividends on share-based compensation, net of tax																(15)			(15)			(15)
Dividends paid		(257)			(256)				(120)							(11)			(10)				(10)
Dividends paid out of reserves from capital contributions	[7]							(136)
Cash dividends paid to noncontrolling interest holders														(1)														(1)
Change in scope of consolidation, net		20												20		20												20
Other		(29)			(29)			(29)								1,067			1,069			1,069						(2)
Balance at Jun. 30, 2021		43,875			43,580		106	34,633	32,715		(2,177)		(21,697)	295		49,292			48,562		4,400	47,111	15,973		0	[1]	(18,922)	730
Balance at Mar. 31, 2021		44,884			44,590		98	33,523	32,582		(946)		(20,667)	294
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[8],[9]	(16)												(16)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[9]	5												5
Net income/(loss)		247			253				253					(6)
Total other comprehensive income/(loss), net of tax		(1,031)			(1,030)								(1,030)	(1)
Issuance of common shares		0					8	1,748			(1,756)	[10]
Other activities relating to the issuance of common shares		1			1						1
Sale of treasury shares		4,897			4,897			(10)			4,907
Repurchase of treasury shares		(4,944)			(4,944)						(4,944)
Share-based compensation, net of tax		98			98			(463)			561
Dividends paid		(257)			(256)				(120)
Dividends paid out of reserves from capital contributions	[11]							(136)
Cash dividends paid to noncontrolling interest holders														(1)
Change in scope of consolidation, net		20												20
Other		(29)			(29)			(29)
Balance at Jun. 30, 2021		SFr 43,875			SFr 43,580		SFr 106	SFr 34,633	SFr 32,715		SFr (2,177)		SFr (21,697)	SFr 295		SFr 49,292			SFr 48,562		SFr 4,400	SFr 47,111	SFr 15,973		SFr 0	[1]	SFr (18,922)	SFr 730

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Reflects the issuance of mandatory convertible notes in May 2021.
[7]	Paid out of capital contribution reserves.
[8]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[9]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[10]	Reflects the issuance of mandatory convertible notes in May 2021.
[11]	Paid out of reserves from capital contributions.